INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Estimated annual effective tax rate			0.00%
Federal statutory rate			21.00%
Q S I Operations Inc
Increase in valuation allowance				$ 10,933	$ 10,352
Percentage on research and development tax credit carryforwards for cash payment				65.00%
Estimated annual effective tax rate	0.00%	0.00%		0.00%	0.00%
Federal statutory rate	21.00%			21.00%	21.00%
Q S I Operations Inc | Prepaid expenses and other current assets
Research and development tax credit receivables				$ 550	$ 368
Q S I Operations Inc | Research and development
Recognized net benefits				$ 182	$ 368